Shareholders' Equity (Details)																	9 Months Ended	12 Months Ended
	Nov. 06, 2023 USD ($) $ / shares	Sep. 06, 2023 $ / shares shares	Jun. 08, 2023 $ / shares shares	May 22, 2023 $ / shares shares	May 10, 2023 $ / shares shares	May 09, 2023 USD ($) $ / shares shares	May 02, 2023 $ / shares shares	Apr. 27, 2023 $ / shares shares	Dec. 21, 2022 $ / shares	Nov. 07, 2022 $ / shares shares	Oct. 04, 2022 $ / shares shares	Aug. 05, 2022 $ / shares shares	May 06, 2022 $ / shares shares	Feb. 07, 2022 $ / shares shares	Sep. 29, 2021 $ / shares shares	Aug. 11, 2017	Sep. 30, 2023 Vote $ / shares shares	Dec. 31, 2022 Vote $ / shares shares	Dec. 31, 2021 $ / shares shares	Mar. 24, 2023 USD ($)	Mar. 22, 2023 USD ($)	Aug. 13, 2021 USD ($)	Dec. 31, 2020 shares
Class of Stock [Line Items]
Preferred stock, shares authorized																	350,000	300,000	350,000
Preferred stock, shares issued																	0	0	0
Number of shares issued								50,000		5,129	1,667	3,664		5,377	1,667
Fair value per share | $ / shares								$ 1.46		$ 9.75	$ 7.20	$ 13.65	$ 7.80	$ 9.30	$ 16.50
Common Stock, Value, Subscriptions | $																						$ 30,000,000
Shares issues (in shares)																	851,130	192,273	140,996				128,858
Weighted average price per share (in Dollars per share) | $ / shares																	$ 3.63	$ 8.85	$ 13.68
Shares issued on option exercises													6,411						2,018
Weighted average exercise price | $ / shares																			$ 12.81
Maximum
Class of Stock [Line Items]
Preferred stock, shares authorized																		350,000
B Riley Sales Agreement [Member]
Class of Stock [Line Items]
Threshold percentage of compensation from gross proceeds																3.00%
Common Stock, Value, Subscriptions | $																						26,600,000
B Riley Sales Agreement [Member] | Subsequent Event
Class of Stock [Line Items]
Shares issued price per share | $ / shares	$ 3.63
Total gross proceeds | $	$ 3,091,462
Common Stock, Value, Subscriptions | $																				$ 6,600,000
Common stock available for sale (in Dollars) | $	$ 23,600,000																				$ 26,600,000
B Riley Sales Agreement [Member] | Maximum
Class of Stock [Line Items]
Aggregate offering price (in Dollars) | $																						$ 30,000,000
Pre-funded warrants
Class of Stock [Line Items]
Warrants Issued						4,237,000
Series D Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares issued																		50,000
Series D preferred stock dividend ratio for each common stock transferred									0.001
Temporary equity per share | $ / shares									$ 0.001
Series D preferred stock share transferred ratio for each common stock transferred																	0.001	0.001
Number of votes per Series D preferred stock | Vote																	1,000,000	1,000,000
Liquidation, cash payment per share | $ / shares																	$ 0.001	$ 0.001
Threshold number of shares redeemed																	100	100
Redemption price per share | $ / shares																	$ 0.10	$ 0.10
Public Offering
Class of Stock [Line Items]
Shares issued price per share | $ / shares						$ 1.30
Exercise price of warrants | $ / shares						$ 0.001
Expiration term of warrants						5 years
Total gross proceeds | $						$ 8,500,000
Public Offering | Pre-funded warrants
Class of Stock [Line Items]
Number of common warrants to purchase shares issued						4,237,000
Exercise price of warrants | $ / shares						$ 0.001
Warrants outstanding																	0
Public Offering | Common warrants
Class of Stock [Line Items]
Number of common warrants to purchase shares issued						6,538,500
Exercise price of warrants | $ / shares						$ 1.50
FBR Capital Markets & Co. [Member]
Class of Stock [Line Items]
Shares issues (in shares)																		8,542
Weighted average price per share (in Dollars per share) | $ / shares																		$ 9.29
Common Stock
Class of Stock [Line Items]
Warrants issued to purchase shares																			2
Warrants exercise price (in Dollars per share) | $ / shares																			$ 59.25
Shares issued on option exercises																			2,018
Common Stock | Exclusive option agreement
Class of Stock [Line Items]
Number of shares issued							31,646
Shares issued price per share | $ / shares							$ 1.58
Period considered for average closing price							10 days
Common Stock | Pre-funded warrants
Class of Stock [Line Items]
Exercise price of warrants | $ / shares		$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Number of shares issued on exercise of warrants		536,384	400,000	338,000	938,000	2,023,000
Common Stock | B. Riley Sales Agreement
Class of Stock [Line Items]
Weighted average price per share (in Dollars per share) | $ / shares																			$ 24.28
Common Stock | Public Offering
Class of Stock [Line Items]
Number of shares issued						2,301,500
Shares issued price per share | $ / shares						$ 1.30
Exercise price of warrants | $ / shares						$ 1.50
Common Stock | FBR Capital Markets & Co. [Member]
Class of Stock [Line Items]
Shares issues (in shares)																			811,646
Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares authorized																		350,000